UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         November 11, 1999
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 74
                                        -------------------

Form 13F Information Table Value Total: $ 261,731
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
AMR Corp                       com         001765106     3312    60764  SH      SOLE                 19275              41489
Abbott Laboratories            com         002824100     5149   140350  SH      SOLE                 43683              96667
Advanced Tissue Sciences       com         00755F103       65    21000  SH      SOLE                 21000
Albertson's, Inc               com         013104104     2918    73763  SH      SOLE                 25043              48720
Amer Home Products             com         026609107     1052    25361  SH      SOLE                  3505              21856
Amer Int'l Group               com         026874107     6564    75498  SH      SOLE                 22965              52533
America Online                 com         02364J104     3394    32615  SH      SOLE                  9025              23590
Ameritech Corp                 com         030954101     3692    55308  SH      SOLE                 19914              35394
Amgen                          com         031162100     4703    57706  SH      SOLE                 16905              40801
Automatic Data Proc            com         053015103     6303   141249  SH      SOLE                 40411             100838
Bank One Corp                  com         06423A103     4908   140973  SH      SOLE                 36563             104410
Bristol-Myers Squibb           com         110122108     5887    87219  SH      SOLE                 32678              54541
CSX Corp                       com         126408103      209     4924  SH      SOLE                   656               4268
CVS Corp.                      com         126650100      217     5316  SH      SOLE                                     5316
Chase Manhattan                com         16161A108     5733    76060  SH      SOLE                 25356              50704
Cisco Systems Inc              com         17275R102     7067   103079  SH      SOLE                 30405              72674
Coca-Cola                      com         191216100     3626    75154  SH      SOLE                 22160              52994
Comerica                       com         200340107     1074    21221  SH      SOLE                                    21221
Compaq Computer                com         204493100     2646   115684  SH      SOLE                 38217              77467
Conoco Inc Cl B                com         208251405      220     8043  SH      SOLE                   368               7675
Costco Wholesale Corp          com         22160K105     2133    29621  SH      SOLE                  9010              20611
Dayton Hudson                  com         239753106     2442    40660  SH      SOLE                 14795              25865
Dell Computers                 com         247025109     4159    99475  SH      SOLE                 33435              66040
Dover Corp                     com         260003108     2927    71609  SH      SOLE                 21981              49628
Dow Chemical                   com         260543103      210     1850  SH      SOLE                   600               1250
EMC Inc.                       com         268648102     3710    51985  SH      SOLE                 17840              34145
Eastman Kodak                  com         277461109      219     2895  SH      SOLE                                     2895
Emerson Electric               com         291011104     3158    49972  SH      SOLE                 14208              35764
Exxon Corp                     com         302290101     4806    63231  SH      SOLE                 18057              45174
Fannie Mae                     com         313586109     4792    76448  SH      SOLE                 24156              52292
Ford Motor Co                  com         345370100      462     9193  SH      SOLE                  1276               7917
Franklin Resources             com         354613101     2524    82569  SH      SOLE                 28075              54494
GTE Corp                       com         362320103      205     2672  SH      SOLE                   700               1972
General Electric               com         369604103    11626    98057  SH      SOLE                 25951              72106
Gillette Company               com         375766102     3000    88384  SH      SOLE                 27640              60744
Home Depot                     com         437076102     7057   102828  SH      SOLE                 32875              69953
Int'l Bus. Machines            com         459200101     6757    55842  SH      SOLE                 17406              38436
Intel Corp                     com         458140100    10384   139735  SH      SOLE                 37680             102055
Interpublic Grp Cos            com         460690100     3455    84008  SH      SOLE                 22620              61388
Johnson & Johnson              com         478160104     5240    57030  SH      SOLE                 20300              36730
Kohl's Corp.                   com         500255104     2329    35215  SH      SOLE                 10010              25205
Lilly (Eli)                    com         532457108      866    13498  SH      SOLE                  6450               7048
Lucent Technologies            com         549463107     4294    66196  SH      SOLE                 19380              46816
MCI WorldCom Inc.              com         55268B106     6726    93575  SH      SOLE                 28398              65177
Marriott International         com         571903202     2150    65788  SH      SOLE                 22255              43533
McDonald's Corp                com         580135101      461    10668  SH      SOLE                  2600               8068
Medtronic Inc                  com         585055106     5017   141082  SH      SOLE                 44830              96252
Merck & Co                     com         589331107     6296    97137  SH      SOLE                 31930              65207
Microsoft                      com         594918104     9810   108317  SH      SOLE                 36661              71656
Minnesota Min'g/Mfg            com         604059105      560     5833  SH      SOLE                  1700               4133
Mobil Corp                     com         607059102     3907    38777  SH      SOLE                 10593              28184
National City Corp             com         635405103      303    11360  SH      SOLE                  5320               6040
New Plan Excel Realty Tr       com         648053106      212    11900  SH      SOLE                  2400               9500
Northern Trust Company         com         665859104     2491    29830  SH      SOLE                  9290              20540
Oracle Corp                    com         68389X105     4382    96301  SH      SOLE                 23098              73203
Pfizer, Inc                    com         717081103     4322   120465  SH      SOLE                 39002              81463
Procter & Gamble               com         742718109     4576    48812  SH      SOLE                 15630              33182
Quintiles Transnational        com         748767100     1089    57245  SH      SOLE                 17055              40190
Royal Dutch Petrol             com         780257804     3259    55177  SH      SOLE                 15178              39999
S & P Depository Receipts      com         78462F103     1015     7880  SH      SOLE                  4050               3830
SBC Communications, Inc        com         78387G103     2072    40571  SH      SOLE                 12090              28481
Schering-Plough                com         806605101      238     5450  SH      SOLE                                     5450
Servicemaster Co.              com         81760N109     1931   120202  SH      SOLE                 39697              80505
Southdown                      com         841297104     3552    66385  SH      SOLE                 20571              45814
Stryker Corp                   com         863667101     1295    25327  SH      SOLE                  3200              22127
Sysco Corp                     com         871829107     4042   115270  SH      SOLE                 38000              77270
Tellabs Inc.                   com         879664100     5161    90640  SH      SOLE                 25761              64879
The Charles Schwab Corp.       com         808513105     8848   264605  SH      SOLE                 74495             190110
Time Warner Inc                com         887315109     3210    52845  SH      SOLE                 17505              35340
Vodafone Group PLC ADR         com         92857T107     6074    25547  SH      SOLE                  8637              16910
Walgreen Co                    com         931422109     4549   179268  SH      SOLE                 59680             119588
Walt Disney Holding Co.        com         254687106     4138   159144  SH      SOLE                 58677             100467
Warner-Lambert                 com         934488107      299     4500  SH      SOLE                  1600               2900
duPont (El) deNemours          com         263534109     4254    70319  SH      SOLE                 23099              47220
REPORT SUMMARY                 74 DATA RECORDS         261731            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED